Segmented Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segmented Information
Corporate overhead and other	$ 450.2	$ 430.2
Share of profit of associates	(956.3)	(1,022.2)
Operating segments
Segmented Information
Corporate overhead and other	182.8	182.8
Intercompany insurance revenue
Segmented Information
Interest and dividends	15.9	31.0
Share of profit of associates	(96.8)	(32.2)
Investment management and administration fee income and other	$ (186.5)	$ (246.2)